Goodwill & Intangible Assets, Net - Schedule of Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amortization of Intangible Assets [Abstract]
2025	$ 10,498
2026	9,959
2027	9,959
2028	9,747
2029	9,745
Thereafter	20,087
Total	$ 69,995	$ 80,607